Document and Entity Information Document	Oct. 28, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 28, 2024
Entity Registrant Name	Rambus Inc
Entity Central Index Key	0000917273
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-22339
Entity Tax Identification Number	94-3112828
Entity Address, Address Line One	4453 North First Street
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	408
Local Phone Number	462-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.001 Par Value
Trading Symbol	RMBS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Address, Address Line Two	Suite 100